Investments - Summary of Assets and Liabilities Evaluated at Fair Value (Detail) - SPS Capital Gestao De Recursos Limited A [Member] - VINP Vinci Solues De Investimentos Ltd a [Member] R$ in Thousands	Dec. 31, 2022 BRL (R$)
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	R$ 497
Accounts receivable	1,222
Taxes recoverable	27
Other assets	56
Property and equipment	170
Trade payables	(24)
Labor and social security obligations	(1,267)
Taxes and contributions payable	(588)
Management contracts	22,049	[1]
Net identifiable assets acquired	22,142
Goodwill	162,290
Net assets acquired	R$ 184,432

[1]	The valuation technique used for measuring the fair value of Management contracts, as a separately identified intangible assets, was MEEM (Multi-Period Excess Earnings).